Other operating income (expenses), net (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating income (expenses), net
Gain (loss) on acquisition of participations and interests (1)	[1]	$ 1,048,924	$ (12,065)	$ 451,095
(Loss) profit on sale of assets		(148,021)	(93,601)	40,227
Expense for legal provisions		(98,020)	(68,398)	(72,408)
Impairment loss of short-term assets		(90,441)	(105,692)	(68,800)
Expense for gas pipeline availability BOMT contracts	[2]	0	0	(72,318)
Other income		344,354	244,301	227,607
Other operating income (expense)		$ 1,056,796	$ (35,455)	$ 505,403

[1]	For 2019, this corresponds mainly to gains related to the business combination of Invercolsa S.A. (see Note 12)
[2]	Corresponds to the services rendered in connection with the BOMT contracts for the construction, operation, maintenance and transfer of gas pipelines with Transgas. This contract terminated in August 2017.